Pension plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y Participants	Dec. 31, 2010 Y Participants
Pension plans
Expected employer contributions during next fiscal year	262
Overfunded pension plans
Estimated future benefit payments
2012	282
2013	279
2014	279
2015	272
2016	269
2017 and thereafter	1,269
Overfunded pension plans | Active participants
Summary of participant data
Number	202	245
Average age - years	50.0	49.8
Average service - years	27.2	27.1
Overfunded pension plans | Retirees and beneficiaries
Summary of participant data
Number	18,380	18,496
Average age - years	66.3	65.6
Underfunded pension plans
Estimated future benefit payments
2012	403
2013	393
2014	387
2015	387
2016	383
2017 and thereafter	1,917
Underfunded pension plans | Active participants
Summary of participant data
Number	67,951	59,923
Average age - years	36	36
Average service - years	7	8
Underfunded pension plans | Terminated vested participants
Summary of participant data
Number	5,815	4,876
Average age - years	39	40
Underfunded pension plans | Retirees and beneficiaries
Summary of participant data
Number	18,189	18,078
Average age - years	71	71
Underfunded other benefits
Estimated future benefit payments
2012	89
2013	93
2014	96
2015	99
2016	101
2017 and thereafter	494
Underfunded other benefits | Active participants
Summary of participant data
Number	74,729	67,990
Average age - years	35.9	36.4
Average service - years	7.7	8.5
Underfunded other benefits | Retirees and beneficiaries
Summary of participant data
Number	32,633	32,765
Average age - years	63.7	62.5